COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

US$
2024	375,940
2025	288,594
Total	$664,534
Less: imputed interest	(30,077)
Present value of lease liabilities	$634,457

Non Cancellable Operating Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS

The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Future Periods	US$
For the year ended December 31, 2024	375,940
For the year ended December 31, 2025	288,594
Total	664,534